Operating Leases (Tables)	12 Months Ended
Dec. 31, 2015
Operating Leases [Abstract]
Schedule of future minimum rental payments for operating leases
Year Ending December 31	Amount
2016	$133,454
2017	139,164
2018	139,248
2019	23,208
Total	$435,074